Leases - Lease Cost (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Leases [Abstract]
Operating lease costs	$ 117
Weighted average discount rate	5.00%
Weighted average remaining lease term	4 years 1 month 6 days